Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	During the three and nine months ended September 30, 2024 and 2023, the Company had the following cash and non-cash activities associated with leases (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow for operating leases	$71	$41	$142	$121
Non-cash changes to the operating lease ROU assets and operating lease liabilities
Additions and modifications to ROU asset obtained from new operating liabilities	$—	$—	$200	$—

Schedule of Maturity of Lease Liability
The future payments due under operating leases as of December 31, 2023 is as follows (in thousands):

2024	$193
2025	239
2026	160
2027	163
2028	167
Thereafter	200
Total undiscounted lease payments	1,122
Less effects of discounting	(223)
Less current lease liability	(126)
Total operating lease liability, net of current portion	$773
The future payments due under operating leases as of September 30, 2024 are as follows (in thousands):

2024	$64
2025	258
2026	265
2027	269
2028	167
Thereafter	200
Total undiscounted lease payments	1,223
Less effects of discounting	(208)
Less current lease liability	(183)
Total operating lease liability, net of current portion	$832